INCOME TAX	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [abstract]
INCOME TAX

NOTE 19 – INCOME TAX

19.1 Components of the income tax expense

The income tax expense for the years ended on December 31, 2025, 2024 and 2023 comprises the following:

		December 31,		December 31,		December 31,
		2025		2024		2023
Current period income tax	Ps.	918,835	Ps.	988,151	Ps.	1,009,392
Income tax surcharge		41,787		40,792		27,627
Prior years adjustments		102,745		(12,630)		(20,491)
Subtotal current period taxes	Ps.	1,063,367	Ps.	1,016,313	Ps.	1,016,528
Adjustment due to settlement of uncertain tax positions from prior years		—		(3,535)		(772)
Deferred taxes
Deferred taxes current period		475,300		(80,353)		293,482
Deferred taxes - Prior years adjustments		(105,959)		9,553		(165)
Subtotal deferred taxes	Ps.	369,341	Ps.	(70,800)	Ps.	293,317
Total continued operations	Ps.	1,432,708	Ps.	941,978	Ps.	1,309,073

Discontinued operations (1)		31,226		4,449		1,361
Total	Ps.	1,463,934	Ps.	946,427	Ps.	1,310,434

(1)    See note 13.B., "Discontinued operation related to Multi Financial Group".

19.2 Reconciliation of the Nominal Tax Rate and the Effective tax Rate

The tax rules in relation to the income tax applicable during the years 2025, 2024 and 2023, among other things, establish the following:

In Colombia

●	Financial entities in Colombia that obtain taxable income more than 120,000 UVT (Unidades de Valor Tributario) during the year, determine their income tax at the income tax rate of 35% in addition a 5% surtax rate in the years 2023, 2024 and 2025. The individual value of the UVT is Ps. 49,799 pesos for the year 2025, Ps. 47,065 pesos for the year 2024 and Ps. 42,412 pesos for the year 2023.
●	The income tax rate applicable to corporations is 35% for the year 2026 and subsequent years and the income surtax applicable to financial institutions with taxable income equal to or greater than 120,000 UVT in the period is 5% for the years 2026 and 2027.
●	Taxable income for occasional Gains is taxed at 15% in years 2025, 2024 and 2023.
●	Gains of the entities that belong to the special free zone regime in Colombia is taxed at 20%.
●	Taxes other than income tax, fees, and contributions related to income-generating activities are 100% deductible, and duly certified GMF is 50% deductible.
●	The withholding tax rate for dividends received by national companies that do not constitute income or occasional gains is 10%. This withholding will be transferable to the resident individual or to the foreign investor.
●	Dividends declared against profits of 2016 and prior years will keep the treatment in effect at that time, and those corresponding to profits obtained as of 2017 that are declared as from 2023, will be governed by the rates provided in Law 2277 of December 2022.
●	Tax loss carry forwards incurred since 2017 may be offset against company taxable income over the following twelve years. Tax loss carry forwards incurred prior to 2017 may be offset on the same terms applicable as of December 31, 2016, but they may not be fiscally readjusted.
●	The excess of presumptive income determined as from the year 2017 may be offset with the ordinary net income obtained by the companies within the following 5 years. Until 2020 presumptive income existed in Colombia and consequently, the excess of presumptive income generated in 2020 will be the last ones subject to compensation in the following years.
●	For the determination of income current tax as from January 1, 2017, the value of assets, liabilities, equity, income, costs and expenses, will apply the recognition and measurement systems, in accordance with the technical accounting regulatory frameworks in Colombia when the tax law expressly refers to them and in the cases in which it does not regulate the matter. The tax law may expressly provide for different treatment.
●	By Law 2294 of 2023, the audit benefit was extended for the years 2024, 2025 and 2026 for taxpayers that increase their net income tax of the taxable year in relation to the net income tax of the immediately preceding year by at least 35% and 25%, with which the income tax return will become final within 6 or 12 months following the date of its filing, respectively.
●	With the Law of 2010 of 2019, the term of finality of the income tax return of taxpayers that determine or compensate tax losses or are subject to the transfer pricing regime, will be 5 years.
●	The Constitutional Court provisionally suspended Decree 1390 of 2025, which had declared a state of economic and social emergency, as well as the tax measures of Legislative Decree 1474 of 2025 that depended on it. As a result, during the period analyzed, the 50% rate provided for financial institutions in the suspended regulation was not applied, and entities calculated deferred tax using the general rate of 40%.

In other countries

Grupo Aval international presence through its subsidiaries includes participation in jurisdictions such as Panama, Peru and Barbados. The Subsidiaries with a local license in Panama are taxed at the rate of 25%, while companies liable for income tax in Peru are taxed at the rate of 29.5% as of 2017. In Barbados they are taxed at the rate of 9% starting in 2025.

Below is the detailed reconciliation between total expenses of the income tax of Grupo Aval calculated at the applicable enacted tax rate and the tax expense recognized in the statement of income for the years ended on December 31, 2025, 2024 and 2023:

		December 31,		December 31,		December 31,
		2025		2024 (1)		2023 (1)
Profit before income tax	Ps.	4,621,234	Ps.	3,107,791	Ps.	3,423,181
Enacted tax rate in Colombia		40%		40%		40%
Theoretical income tax expense		1,848,494		1,243,116		1,369,272
Nondeductible expenses		456,190		633,879		774,386
Generation (offset) of tax losses considered non recoverable for income tax purpose (2)		114,337		(140,284)		71,741
(Offset) of presumptive income considered non recoverable for income tax purpose		37		(518)		(23)
Nontaxable dividends		(50,680)		(59,381)		(47,242)
Nontaxable income under equity method in associates		(140,374)		(151,358)		(150,626)
Profit on disposal of investment		7,700		(19,997)		(5,009)
Nontaxable interest income and other income		(115,888)		(70,282)		(224,025)
Other nontaxable income		(313,556)		(265,218)		(136,377)
Non-accountable tax revenues in sale of BHI		—		—		114,201
Revenues taxable at different tax rate		6,164		23,593		47,139
Tax benefits in the acquisition of property and equipment		(71,464)		(45,247)		(32,493)
Tax Discounts		(27,083)		(8,466)		(25,086)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate (3)		(272,958)		(197,909)		(229,792)
Effect on the deferred income tax due to changes in tax rates (4)		(10,765)		59,802		(176,764)
Prior year adjustments		102,745		(12,630)		(20,491)
Adjustments due to uncertain tax positions in previous year		—		(3,535)		(772)
Deferred taxes - Prior years adjustments		(105,959)		9,553		(165)
With holding tax		10,934		11,957		13,465
Other		(5,166)		(65,097)		(32,266)
Total tax expense of the year	Ps.	1,432,708	Ps.	941,978	Ps.	1,309,073
Effective income tax rate		31.00%		30.31%		38.24%

(1)    The information was modified based on MFG's discontinued operation; see note 13.B.

(2)    In 2025 Corficolombiana and its subsidiaries recorded new tax losses for Ps. 114,337, in 2024 used tax losses on which no deferred tax asset was recorded for Ps. (140,284) and in 2023 recorded new tax losses for Ps. 71,741. These tax loss carryforwards are not deferred tax assets because there is no certainty of their recoverability in the future.

(3)    The variation is explained because Corficolombiana consolidates companies of the real sector that are taxed at the 35% rate (no income surtax is applied), companies that have stabilized the income rate at 33% due to the validity of a legal stability contract, companies resident in Peru that are taxed at 29.5% and companies that apply special regimes such as free trade zones and hotel income. The variation is also explained by the fact that Banco Occidente consolidates its subsidiaries Nexa and Barbados at different tax rates.

(4)    In 2023 corresponds to the effect of the difference between the rate applied in the calculation of the deferred tax and the statutory rate for the period. The greatest impact is mainly recorded by Corficolombiana with Ps. (87,085), explained by the recalculation of the deferred tax liability of the concessions, Banco Popular for Ps. (57,700), explained by the calculation of the deferred tax at the 35% rate, Banco Occidente for Ps. (36,523), explained by the differences in rates of its subsidiaries Nexa and Barbados and other entities for Ps 4,544.

19.3 Tax Losses and excess of Presumptive Income

The following table shows the detail of the tax loss carry forward and excess of presumptive income over taxable income of the entities of Grupo Aval that have not been utilized, and which are not recognized as deferred tax assets, as of December 31, 2025, and 2024.

		December 31,		December 31,
		2025 (1)		2024
Tax loss carry forwards expiring on:
December 31, 2025	Ps.	—	Ps.	2,075
December 31, 2026		36		5,715
December 31, 2027		36		1,290
December 31, 2028		37		—
December 31, 2029		168,873		66,673
December 31, 2030		120,465		274,281
December 31, 2031		311,234		213,111
December 31, 2032		55,750		1,066
December 31, 2033		9,911		9,962
December 31, 2034		230,904		236,661
December 31, 2035		196,748		343,339
December 31, 2036		206,656		27,314
December 31, 2037		301,344		—
Without expiration date		419,211		427,839
Subtotal	Ps.	2,021,205	Ps.	1,609,326

Excess of presumptive income expiring on:
December 31, 2025	Ps.	—	Ps.	484
Subtotal	Ps.	—	Ps.	484
Total	Ps.	2,021,205	Ps.	1,609,810

(1) Excluded are tax losses of entities that are part of the “Discontinued Operation on Multi Financial Group.”

19.4 Deferred Taxes from Investments in Subsidiaries

According with IAS 12, Grupo Aval did not record deferred income tax liabilities related to temporary differences of investments in subsidiaries because: i) Grupo Aval has control over the subsidiaries and the dividend policy of its subsidiaries and it can decide about the reversal of such temporary differences; and ii) Grupo Aval does not expect their realization in the short term; therefore, it is probable that such temporary differences will not be reversed in the foreseeable future. As of December 31, 2025 and 2024, Grupo Aval did not record deferred tax liabilities related to taxable temporary differences of investments in subsidiaries of Ps. 7,833,687 and Ps. 7,653,035, respectively.

19.5 Deferred taxes by Type of Temporary Difference

The differences between the carrying value of the assets and liabilities and their tax bases give rise to the following temporary differences which result in deferred taxes, calculated and recorded in the years ended on December 31, 2025, 2024 and 2023, based on current tax regulations as references for the years wherein such temporary differences will be reverted.

Year ended on December 31, 2025

		Balance as of				Credited		Credited		Foreign		Balance as of
		January 1,		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2025		operations (1)		profit or loss		OCI		adjustments		2025
Deferred tax assets
Debt securities at fair value	Ps.	377,090	Ps.	(108)	Ps.	182,547	Ps.	146,499	Ps.	(22)	Ps.	706,006
Equity securities		1,882		—		(78)		(789)		—		1,015
Derivative instruments		665,556		—		141,061		(19,454)		—		787,163
Accounts receivable		36,913		—		(31,343)		—		—		5,570
Allowance for accounts receivable		19,703		—		2,943		—		(201)		22,445
Loans and receivables		117,587		—		(117,617)		—		—		(30)
Allowance for impairment on loans and receivables		255,704		(173,938)		(1,120)		—		(18,403)		62,243
Allowance for foreclosed assets		4,763		(3,983)		(105)		—		(620)		55
Property, plant and equipment costs		529,257		—		(20,327)		—		(14)		508,916
Depreciation of property, plant and equipment		31,443		—		9,611		—		305		41,359
Other intangible assets		301,911		—		(168,911)		—		—		133,000
Tax losses carry forward		1,241,058		(6,014)		399,716		—		(2,187)		1,632,573
Surplus of presumptive income		618		—		(604)		—		—		14
Provisions		335,854		—		73,930		—		—		409,784
Employee benefits		73,444		(1,427)		622		(2,712)		969		70,896
Intangible assets in concession contracts		1,528,690		—		156,671		—		—		1,685,361
Biological assets		58		—		287		—		—		345
Lease agreements		684,588		(7,074)		103,327		—		(26,172)		754,669
Foreign currency bonds		905,283		—		(205,341)		(218,483)		—		481,459
Foreign currency financial liabilities		48,253		—		20,956		(35,354)		—		33,855
Other		368,073		—		(163,232)		23,379		1,128		229,348
Subtotal	Ps.	7,527,728	Ps.	(192,544)	Ps.	382,993	Ps.	(106,914)	Ps.	(45,217)	Ps.	7,566,046

Deferred tax liabilities
Debt securities at fair value	Ps.	(10,626)	Ps.	—	Ps.	(278)	Ps.	278	Ps.	—	Ps.	(10,626)
Equity securities		(202,009)		—		24,724		(10,862)		(237)		(188,384)
Derivative instruments		(661,253)		—		73,349		(72,503)		—		(660,407)
Accounts receivable		(33,485)		—		24,199		—		—		(9,286)
Allowance of investments securities		(488)		—		(37)		—		—		(525)
Loans and receivables		(36,417)		—		3,774		—		—		(32,643)
Allowance for impairment on loans and receivables		(640,405)		64,022		(243,029)		—		(1,860)		(821,272)
Foreclosed assets		(42,943)		—		4,290		—		—		(38,653)
Property plant and equipment costs (2)		(268,208)		5,568		(519,928)		(360)		127		(782,801)
Depreciation of property, plant and equipment		(574,541)		—		(139,243)		—		327		(713,457)
Investment property		(58,307)		600		20,495		4,459		76		(32,677)
Right-of-use		(701,795)		7,627		(80,103)		—		38,926		(735,345)
Deferred charges and of intangible assets		(406,954)		11,969		106,188		—		1,843		(286,954)
Provisions		(3,522)		1,417		(790)		—		203		(2,692)
Employee benefits		(1,070)		749		93		40		(10)		(198)
Goodwill		(326,661)		—		—		—		—		(326,661)
Deferred Income		(1,616,436)		—		145,879		—		—		(1,470,557)
Financial assets in concession arrangements		(214,739)		—		(162,866)		—		—		(377,605)
Intangible assets in concession arrangements		(5,465,459)		—		75,357		—		45,532		(5,344,570)
Biological assets		(61,197)		—		(10,876)		—		—		(72,073)
Lease agreements		(5,873)		—		(2,227)		—		—		(8,100)
Foreign currency financial liabilities		(34,034)		—		31,538		—		—		(2,496)

		Balance as of				Credited		Credited		Foreign		Balance as of
		January 1,		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2025		operations (1)		profit or loss		OCI		adjustments		2025
Other		(149,569)		—		(102,843)		16,776		(4,456)		(240,092)
Subtotal	Ps.	(11,515,991)	Ps.	91,952	Ps.	(752,334)	Ps.	(62,172)	Ps.	80,471	Ps.	(12,158,074)
Total	Ps.	(3,988,263)	Ps.	(100,592)	Ps.	(369,341)	Ps.	(169,086)	Ps.	35,254	Ps.	(4,592,028)

(1)    See note 13.B., "Discontinued operation related to Multi Financial Group".

(2)   The variation corresponds to the termination of the concession agreement for the Ballena–Cartagena gas pipeline section, operated by Promigas, in compliance with the contractual and regulatory conditions applicable to the natural gas transportation system. As a result, the asset is reclassified as property, plant, and equipment, with Promigas remaining as its operator generating a higher deferred tax liability of Ps. 358,769. See note 12.1, “Assets under concession agreements”. 16.2 “Financial assets in concession arrangements” and See note 15 Tangibles Assets"..

Year ended on December 31, 2024

		Balance as of				Credited		Credited		Foreign		Balance as of
		January 1,		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2024		operations (1)		profit or loss		OCI		adjustments		2024
Deferred tax assets
Debt securities at fair value	Ps.	271,644	Ps.	(925)	Ps.	84,822	Ps.	13,297	Ps.	8,252	Ps.	377,090
Equity securities		1,410		—		437		35		—		1,882
Derivative instruments		1,139,921		—		(510,077)		33,956		1,756		665,556
Accounts receivable		90,066		—		(53,153)		—		—		36,913
Allowance for accounts receivable		9,847		10,002		(313)		—		167		19,703
Loans and receivables		4,570		—		113,017		—		—		117,587
Allowance for impairment on loans and receivables		219,275		—		11,173		—		25,256		255,704
Allowance for foreclosed assets		4,480		(501)		1,060		—		(276)		4,763
Property, plant and equipment costs		470,487		—		57,088		—		1,682		529,257
Depreciation of property, plant and equipment		23,510		—		7,920		—		13		31,443
Other intangible assets		299,433		—		3,927		—		(1,449)		301,911
Tax losses carry forward		1,055,380		(3,992)		190,656		—		(986)		1,241,058
Surplus of presumptive income		2,306		—		(1,688)		—		—		618
Provisions		335,594		—		260		—		—		335,854
Employee benefits		61,705		2,608		(1,560)		2,184		8,507		73,444
Intangible assets in concession contracts		1,242,841		—		285,849		—		—		1,528,690
Biological assets		150		—		(92)		—		—		58
Lease agreements		619,451		(561)		138,040		—		(72,342)		684,588
Foreign currency bonds		527,394		—		194,964		182,925		—		905,283
Foreign currency financial liabilities		—		—		22,851		25,402		—		48,253
Other		263,357		—		104,146		226		344		368,073
Subtotal	Ps.	6,642,821	Ps.	6,631	Ps.	649,327	Ps.	258,025	Ps.	(29,076)	Ps.	7,527,728

Deferred tax liabilities
Debt securities at fair value	Ps.	(14,510)	Ps.	10	Ps.	3,301	Ps.	4,016	Ps.	(3,443)	Ps.	(10,626)
Equity securities		(202,181)		—		(1,464)		6,176		(4,540)		(202,009)
Derivative instruments		(655,317)		—		19,262		(23,441)		(1,757)		(661,253)
Accounts receivable		(32,329)		—		(1,156)		—		—		(33,485)
Allowance of investments securities		(422)		—		(66)		—		—		(488)
Loans and receivables		(24,833)		—		(11,584)		—		—		(36,417)
Allowance for impairment on loans and receivables		(656,156)		—		24,028		—		(8,277)		(640,405)
Foreclosed assets		(49,526)		—		6,583		—		—		(42,943)
Property plant and equipment costs		(226,618)		300		(38,381)		75		(3,584)		(268,208)
Depreciation of property, plant and equipment		(489,096)		—		(88,955)		—		3,510		(574,541)
Investment property		(46,134)		(149)		(5,169)		(6,774)		(81)		(58,307)
Right-of-use		(276,424)		1,247		(490,295)		—		63,677		(701,795)
Deferred charges and of intangible assets		(417,780)		1,092		16,357		—		(6,623)		(406,954)
Provisions		(3,660)		308		64		—		(234)		(3,522)
Employee benefits		(447)		(2,109)		257		1,351		(122)		(1,070)
Goodwill		(326,661)		—		—		—		—		(326,661)
Deferred Income		(1,308,952)		—		(307,484)		—		—		(1,616,436)
Financial assets in concession arrangements		(204,636)		—		(10,103)		—		—		(214,739)
Intangible assets in concession arrangements		(5,175,297)		—		(256,684)		—		(33,478)		(5,465,459)
Biological assets		(68,751)		—		7,554		—		—		(61,197)
Lease agreements		(381,618)		—		375,745		—		—		(5,873)
Foreign currency financial liabilities		(267,090)		—		233,056		—		—		(34,034)
Other		(80,111)		—		(53,393)		(14,585)		(1,480)		(149,569)
Subtotal	Ps.	(10,908,549)	Ps.	699	Ps.	(578,527)	Ps.	(33,182)	Ps.	3,568	Ps.	(11,515,991)
Total	Ps.	(4,265,728)	Ps.	7,330	Ps.	70,800	Ps.	224,843	Ps.	(25,508)	Ps.	(3,988,263)

(1)    See note 13.B., "Discontinued operation related to Multi Financial Group".

Year ended on December 31, 2023

		Balance as of				Credited		Credited		Foreign		Balance as of
		January 1,		Discontinued		(charged) to		(charged) to		exchange		December 31,
		2023		operations (1)		profit or loss		OCI		adjustments		2023
Deferred tax assets
Debt securities at fair value	Ps.	857,505	Ps.	(2,035)	Ps.	(62,804)	Ps.	(520,770)	Ps.	(252)	Ps.	271,644
Equity securities		165		—		1,245		—		—		1,410
Derivative instruments		452,394		—		674,733		9,793		3,001		1,139,921
Allowance of investments securities		1,468		—		(1,468)		—		—		—
Accounts receivable		258,765		—		(168,647)		—		(52)		90,066
Allowance for accounts receivable		80,839		—		(71,334)		—		342		9,847
Loans and receivables		905		—		3,674		—		(9)		4,570
Allowance for impairment on loans and receivables		292,841		(6,104)		(26,999)		—		(40,463)		219,275
Allowance for foreclosed assets		8,750		(2,848)		(368)		—		(1,054)		4,480
Property, plant and equipment costs		349,485		—		121,098		—		(96)		470,487
Depreciation of property, plant and equipment		18,018		—		(39,387)		—		44,879		23,510
Investment property		31,061		—		(31,061)		—		—		—
Other intangible assets		237,436		—		61,968		—		29		299,433
Tax losses carry forward		272,020		(763)		779,074		—		5,049		1,055,380
Surplus of presumptive income		18,350		—		(16,044)		—		—		2,306
Provisions		326,889		—		23,237		—		(14,532)		335,594
Employee benefits		73,732		745		(25,998)		13,963		(737)		61,705
Intangible assets in concession contracts		1,585,925		—		(333,025)		—		(10,059)		1,242,841
Biological assets		167		—		(17)		—		—		150
Lease agreements		619,032		(2,249)		18,293		—		(15,625)		619,451
Foreign currency bonds		1,421,540		—		(620,538)		(273,608)		—		527,394
Foreign currency financial liabilities		365,565		—		(365,565)		—		—		—
Other		396,367		—		(71,664)		(89,171)		27,825		263,357
Subtotal	Ps.	7,669,219	Ps.	(13,254)	Ps.	(151,597)	Ps.	(859,793)	Ps.	(1,754)	Ps.	6,642,821

Deferred tax liabilities
Debt securities at fair value	Ps.	(3,568)	Ps.	13	Ps.	(5,686)	Ps.	(5,346)	Ps.	77	Ps.	(14,510)
Equity securities		(172,559)		5,024		(38,013)		3,542		(175)		(202,181)
Derivative instruments		(663,726)		—		8,847		—		(438)		(655,317)
Accounts receivable		(257,754)		—		225,450		—		(25)		(32,329)
Allowance of investments securities		(2,577)		—		2,155		—		—		(422)
Loans and receivables		(37,469)		—		12,636		—		—		(24,833)
Allowance for impairment on loans and receivables		(700,024)		—		29,937		—		13,931		(656,156)
Foreclosed assets		(75,396)		—		25,870		—		—		(49,526)
Property plant and equipment costs		(234,385)		35		4,933		1,051		1,748		(226,618)
Depreciation of property, plant and equipment		(462,695)		—		(27,481)		—		1,080		(489,096)
Investment property		(97,608)		96		51,266		—		112		(46,134)
Right-of-use		(314,062)		3,370		32,143		—		2,125		(276,424)
Deferred charges and of intangible assets		(326,052)		11,966		(106,579)		—		2,885		(417,780)
Provisions		(3,474)		152		(771)		—		433		(3,660)
Employee benefits		(24,321)		(321)		23,371		710		114		(447)
Goodwill		(326,661)		—		—		—		—		(326,661)
Deferred Income		(1,027,577)		—		(281,375)		—		—		(1,308,952)
Financial assets in concession arrangements		(197,679)		—		(6,957)		—		—		(204,636)
Intangible assets in concession arrangements		(5,348,922)		—		140,818		—		32,807		(5,175,297)
Biological assets		(63,378)		—		(5,373)		—		—		(68,751)
Lease agreements		(346,541)		—		(35,077)		—		—		(381,618)
Foreign currency financial liabilities		—		—		(312,319)		45,229		—		(267,090)
Other		(194,243)		—		120,485		33		(6,386)		(80,111)
Subtotal	Ps.	(10,880,671)	Ps.	20,335	Ps.	(141,720)	Ps.	45,219	Ps.	48,288	Ps.	(10,908,549)
Total	Ps.	(3,211,452)	Ps.	7,081	Ps.	(293,317)	Ps.	(814,574)	Ps.	46,534	Ps.	(4,265,728)

(1)    See note 13.B., "Discontinued operation related to Multi Financial Group".

Grupo Aval offsets deferred tax assets and liabilities by entity and tax authority, considering the application of the tax provisions in Colombia and other countries where some subsidiaries have residence, in which the legal right to offset tax assets and liabilities and other requirements in IAS 12, according to the following breakdown:

	Gross Deferred tax				Balances on Statement
December 31, 2025 (1)	amounts		Offset		of financial position
Deferred tax asset	Ps.	7,566,046	Ps.	(6,199,226)	Ps.	1,366,820
Deferred tax liability		(12,158,074)		6,199,226		(5,958,848)
Net	Ps.	(4,592,028)	Ps.	—	Ps.	(4,592,028)

(1)    As of December 2025, the assets and liabilities related to Multi Financial Group (MFG) were no longer presented line‑by‑line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non‑current assets held for sale” and “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

	Gross Deferred tax				Balances on Statement
December 31, 2024	amounts		Offset		of financial position
Deferred tax asset	Ps.	7,527,728	Ps.	(5,899,527)	Ps.	1,628,201
Deferred tax liability		(11,515,991)		5,899,527		(5,616,464)
Net	Ps.	(3,988,263)	Ps.	—	Ps.	(3,988,263)

Grupo Aval estimates to recover its income tax assets and settle its income tax liabilities as shown below:

Deferred tax	December 31, 2025 (1)		December 31, 2024
Deferred tax asset recoverable before 12 months	Ps.	1,884,045	Ps.	1,238,172
Deferred tax asset recoverable after 12 months		5,682,001		6,289,556
Total Deferred tax asset	Ps.	7,566,046	Ps.	7,527,728

Deferred tax liability to settle before 12 months	Ps.	(1,366,046)	Ps.	(1,082,965)
Deferred tax liability to settle after 12 months		(10,792,028)		(10,433,026)
Total Deferred tax liability	Ps.	(12,158,074)	Ps.	(11,515,991)

Total Deferred tax Net	Ps.	(4,592,028)	Ps.	(3,988,263)

(1)    As of December 2025, the assets and liabilities related to Multi Financial Group (MFG) were no longer presented line‑by‑line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non‑current assets held for sale” and “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

Grupo Aval estimates to recover current tax assets and current tax liabilities as follows:

Current tax	December 31, 2025 (1)		December 31, 2024
Current tax asset recoverable before 12 months	Ps.	2,581,653	Ps.	2,362,257
Current tax asset recoverable after 12 months		289,758		787,645
Total Current tax asset	Ps.	2,871,411	Ps.	3,149,902

Current tax liability to settle before 12 months	Ps.	(203,908)	Ps.	(247,502)
Current tax liability to settle after 12 months		—		—
Total Current tax liability	Ps.	(203,908)	Ps.	(247,502)

(1)    As of December 2025, the assets and liabilities related to Multi Financial Group (MFG) were no longer presented line‑by‑line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non‑current assets held for sale” and “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

19.6     Effect of the current and deferred taxes in each component of other comprehensive income in equity

The effects of the current and deferred taxes in each component of other comprehensive income are detailed below:

	December 31, 2025
	Amount before taxes		Deferred tax (expense) income		OCI Net (1)
Items that will be reclassified to profit or loss
Hedged Items (2)	Ps.	(630,465)	Ps.	2,447	Ps.	(628,018)
Hedging non-derivative instrument		613,587		(218,090)		395,497
Cash Flow hedging (3)		177,002		(138,554)		38,448
Foreign currency translation differences for foreign operations		(372,722)		37,687		(335,035)
Debt financial instruments		(301,599)		145,414		(156,185)
Investment in associates and join ventures		(56,424)		1,949		(54,475)
Subtotal Items that will be reclassified to profit or loss	Ps.	(570,621)	Ps.	(169,147)	Ps.	(739,768)

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	(1,095)	Ps.	4,098	Ps.	3,003
Unrealized gains (losses) on equity securities		260,051		(1,365)		258,686
Actuarial gains (losses) from defined benefit pension plans		13,271		(2,672)		10,599
Subtotal Items that will not be reclassified to profit or loss	Ps.	272,227	Ps.	61	Ps.	272,288
Total “other comprehensive income” during the period	Ps.	(298,394)	Ps.	(169,086)	Ps.	(467,480)

Discontinued operation (4)
Items that will be reclassified to profit or loss
Debt financial instruments	Ps.	171,542	Ps.	—	Ps.	171,542
Subtotal Items that will be reclassified to profit or loss	Ps.	171,542	Ps.	—	Ps.	171,542

Items that will not be reclassified to profit or loss
Actuarial losses in employee retirement plans	Ps.	(796)	Ps.	199	Ps.	(597)
Subtotal Items that will not be reclassified to profit or loss	Ps.	(796)	Ps.	199	Ps.	(597)
Total “other comprehensive income” during the period of discontinued operations	Ps.	170,746	Ps.	199	Ps.	170,945
Total “other comprehensive income” during the period					Ps.	(296,535)

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. (211,534) which is part of the tax basis is not deferred tax.

(4) See note 13.B., "Discontinued operation related to Multi Financial Group".

	December 31, 2024
	Amount before taxes		Deferred tax (expense) income		OCI Net (1)
Items that will be reclassified to profit or loss
Hedged Items (2)	Ps.	514,713	Ps.	(1,988)	Ps.	512,725
Hedging non-derivative instrument		(500,007)		176,097		(323,910)
Cash Flow hedging (3)		55,081		45,697		100,778
Foreign currency translation differences for foreign operations		247,019		(17,298)		229,721
Debt financial instruments		(163,387)		36,715		(126,672)
Investment in associates and join ventures		15,329		(548)		14,781
Subtotal Items that will be reclassified to profit or loss	Ps.	168,748	Ps.	238,675	Ps.	407,423

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	16,741	Ps.	(6,699)	Ps.	10,042
Unrealized gains (losses) on equity securities		301,497		(10,668)		290,829
Actuarial gains (losses) from defined benefit pension plans		(12,346)		3,535		(8,811)
Subtotal Items that will not be reclassified to profit or loss	Ps.	305,892	Ps.	(13,832)	Ps.	292,060
Total “other comprehensive income” during the period	Ps.	474,640	Ps.	224,843	Ps.	699,483

Discontinued operation (4)
Items that will be reclassified to profit or loss
Debt financial instruments	Ps.	50,695	Ps.	—	Ps.	50,695
Subtotal Items that will be reclassified to profit or loss	Ps.	50,695	Ps.	—	Ps.	50,695

Items that will not be reclassified to profit or loss
Actuarial losses in employee retirement plans	Ps.	(5,393)	Ps.	1,348	Ps.	(4,045)
Subtotal Items that will not be reclassified to profit or loss	Ps.	(5,393)	Ps.	1,348	Ps.	(4,045)
Total “other comprehensive income” during the period of discontinued operations	Ps.	45,302	Ps.	1,348	Ps.	46,650
Total “other comprehensive income” during the period					Ps.	746,133

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. 184,902 which is part of the tax basis is not deferred tax.

(4) See note 13.B., "Discontinued operation related to Multi Financial Group".

	December 31, 2023
	Amount before taxes		Current tax (expense) income		Deferred tax (expense) income		OCI Net (1)
Items that will be reclassified to profit or loss
Hedged Items (2)	Ps.	(797,514)	Ps.	—	Ps.	3,972	Ps.	(793,542)
Hedging non-derivative instrument		—		919		(2,930)		(2,011)
Hedging financial liabilities in foreign currency		760,997		—		(266,321)		494,676
Cash Flow hedging (3)		(35,923)		—		(83,357)		(119,280)
Foreign currency translation differences for foreign operations		(409,671)		—		44,884		(364,787)
Debt financial instruments		1,681,726		—		(517,560)		1,164,166
Investment in associates and join ventures		(35,892)		—		1,660		(34,232)
Subtotal Items that will be reclassified to profit or loss	Ps.	1,163,723	Ps.	919	Ps.	(819,652)	Ps.	344,990

Items that will not be reclassified to profit or loss
Transfer from owner-occupied property to investment property	Ps.	(1,963)	Ps.	—	Ps.	1,051	Ps.	(912)
Unrealized gains (losses) on equity securities		156,383		—		(10,646)		145,737
Actuarial gains (losses) from defined benefit pension plans		(54,630)		—		14,673		(39,957)
Subtotal Items that will not be reclassified to profit or loss	Ps.	99,790	Ps.	—	Ps.	5,078	Ps.	104,868
Total “other comprehensive income” during the period	Ps.	1,263,513	Ps.	919	Ps.	(814,574)	Ps.	449,858

Discontinued operation (4)
Items that will be reclassified to profit or loss
Debt financial instruments	Ps.	113,940	Ps.	—	Ps.	—	Ps.	113,940
Subtotal Items that will be reclassified to profit or loss	Ps.	113,940	Ps.	—	Ps.	—	Ps.	113,940

Items that will not be reclassified to profit or loss
Actuarial losses in employee retirement plans	Ps.	(1,694)	Ps.	—	Ps.	423	Ps.	(1,271)
Subtotal Items that will not be reclassified to profit or loss	Ps.	(1,694)	Ps.	—	Ps.	423	Ps.	(1,271)
Total “other comprehensive income” during the period of discontinued operations	Ps.	112,246	Ps.	—	Ps.	423	Ps.	112,669
Total “other comprehensive income” during the period							Ps.	562,527

(1) See Note 25.5 "Consolidated Other Comprehensive Income (OCI)"

(2) The tax effect only includes deferred tax on those investments where there is no control of the reversal of the temporary difference

(3) See note 10.2 "Cash flow hedges". The effect of changes in the fair value of the account receivable of Ps. (258,982) which is part of the tax basis is not deferred tax.

(4) See note 13.B., "Discontinued operation related to Multi Financial Group".

19.7 Uncertainties in Open Tax Positions

As of December 31, 2025 and 2024, Grupo Aval evaluated its open tax positions and concluded that there were no uncertainties that required the recognition of liabilities. The uncertain tax positions corresponding to expenses, considered deductible, and which, according to decisions of the tax authorities, could be considered as non-deductible.

19.8  Withholdings tax on dividends paid between entities

Decree 1457 of November 12, 2020, regulates the articles 242, 242-1, 245, 246-1 and 895 of Colombian Tax Code. This Decree specifies the rules for the application of the special rate for dividends and participations, together with the procedures for the application of withholding tax (¨WHT"). This WHT is paid by the withholding agent in the period in which it is applied. The WHT on distributions made to entities, which is treated as a tax credit when a subsequent distribution is made by the entity to an individual. In essence, the tax credit resulting from the WHT is awarded to the ultimate beneficiary (which will not be a Colombian corporation), not to the entity receiving the dividend in the first place. When the entity first receives the distribution, it accounts for the WHT in equity, as a reduction in dividends payable to individuals in accordance with paragraph 65A of IAS 12. Grupo Aval recorded WHT for Ps. (14,784) and Ps. (15,885) during years 2025 and 2024, respectively. The figure of transferable withholdings applies to Colombian companies.

19.9  Minimum Tax Rate

The Government of Colombia create a minimum tax rate of 15% since 2023 for income tax taxpayers in Colombia, called the Minimum Tax Rate. To determine the rate, taxpayers must: (i) Determine the adjusted tax of the Colombian taxpayer, or the adjusted tax of the group if it becomes part of a business group. (ii) Determine the adjusted profit of the Colombian taxpayer or the group in case it becomes part of a business group, and (iii) Determine the adjusted tax rate of the Colombian taxpayer or the group in case it becomes part of a business group. If the effective rate calculated (adjusted tax/adjusted profit) is less than 15%, the tax to be added to the income tax by the taxpayer or the business group must be calculated.

Grupo Aval is a company whose financial statements are subject to consolidation in Colombia. The paragraph 6 of article 240 of the Tax Statute of Colombia incorporate the calculation of the Group Minimum Tax Rate (TTDG – as its acronym in Spanish) whose result for the year 2025 is higher than the 15% established by Law as the minimum tax base, therefore, it does not give rise to the calculation and recognition of the tax to be added to the Group's income tax.